Impairment of property, plant and equipment, goodwill, and other intangible assets - Impairment summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment losses
Goodwill	$ 161	$ 510	$ 635
Intangible assets other than goodwill	215	319	130
Property, plant and equipment	2,799	3,673	8,182
Total	3,175	4,502	8,947
Impairment reversals
Intangible assets other than goodwill	0	0	135
Property, plant and equipment	42	333	627
Total	42	333	762
Depreciation, depletion and amortisation, including impairments
Impairment losses
Goodwill	161	510
Upstream
Impairment losses
Total	237	327	1,360
Impairment reversals
Property, plant and equipment			203
Total	0	75	206
Marketing
Impairment losses
Total	1,229	1,633	430
Impairment reversals
Total	32	1	1
Exploration and production
Impairment losses
Property, plant and equipment	881	783	4,820
Impairment reversals
Property, plant and equipment	0	74	528
Exploration and production | Upstream
Impairment losses
Property, plant and equipment	197	240	1,348
Manufacturing, supply and distribution
Impairment losses
Property, plant and equipment	686	1,278	2,785
Impairment reversals
Property, plant and equipment	1	114	91
Other
Impairment losses
Property, plant and equipment	1,232	1,612	577
Impairment reversals
Property, plant and equipment	41	145	8
Other | Marketing
Impairment losses
Property, plant and equipment	$ 1,073	$ 1,518	$ 292